INCOME TAX	12 Months Ended
Jun. 30, 2024
INCOME TAX
INCOME TAX

NOTE 19. INCOME TAX

The Company is not subject to any income taxes in the United States or the Cayman Islands and had minimal operations in jurisdictions other than the PRC. BHD and Nanjing Recon are subject to PRC’s income taxes as PRC domestic companies. The Company follows Implementing Rules for the Enterprise Income Tax Law (“Implementing Rules”), which took effect on January 1, 2008 and unified the income tax rate for domestic-invested and foreign-invested enterprises at 25%.

Nanjing Recon was approved as a government-certified high-technology company and is subject to a reduced income tax rate of 15% through November 30, 2019. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as November 22, 2019 and expired on November 22, 2022. Nanjing Recon reapplied for a high-technology company certificate, and the new certificate was approved as October 12, 2022 and will expire on October 12, 2025.

As approved by the domestic tax authority in the PRC, BHD was recognized as a government-certified high-technology company on November 25, 2009 and is subject to a reduced income tax rate of 15% through November 25, 2018. BHD reapplied for a high-technology company certificate, and the new certificate was approved as October 31, 2018 and expired on October 31, 2021. BHD reapplied for a high-technology company certificate, and the new certificate was approved as December 17, 2021 and will expire on December 17, 2024.

Income (loss) before provision for income taxes consisted of:

	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US Dollars
Outside China areas	¥113,741,972	¥(34,038,460)	¥(27,573,933)	$(3,794,299)
China	(20,066,451)	(27,419,593)	(23,861,877)	(3,283,503)
Total	¥93,675,521	¥(61,458,053)	¥(51,435,810)	$(7,077,802)

Deferred tax assets, net is composed of the following:

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Deferred tax assets:
Allowance for credit losses	¥1,019,592	¥1,652,102	$227,337
Impairment for inventory	90,322	221,290	30,451
Net operating loss carryforwards	23,290,731	25,843,951	3,556,246
Subtotal	24,400,645	27,717,343	3,814,033
Less: Valuation allowance	(24,107,246)	(27,437,564)	(3,775,534)
Total deferred tax assets, net	¥293,399	¥279,779	$38,499
Deferred tax liabilities:
Accelerated amortization of intangible assets	(146,511)	(132,891)	(18,287)
Gain on the previously held equity method investment	(146,888)	(146,888)	(20,212)
Total deferred tax liabilities	(293,399)	(279,779)	(38,499)
Deferred tax assets, net	¥—	¥—	$—

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries incurred a cumulative net operating loss (“NOL”) which may reduce future corporate taxable income. As of June 30, 2023, the cumulative NOL was approximately ¥133.6 million. During the year ended June 30, 2024, the Company’s subsidiaries, VIEs and VIEs’ subsidiaries incurred an additional NOL carryforwards of approximately ¥11.7 million ($1.6 million). As of June 30, 2024, there are $13.2 million ($1.8 million) of the cumulative NOL that have expired, resulting in a cumulative NOL carryforwards of approximately ¥125.8 million ($17.3 million) as of June 30, 2024.

The NOL will expire over the next five years as follows:

Twelve months ending June 30,	RMB	US Dollars
2025	¥19,617,124	$2,699,406
2026	32,533,742	4,476,792
2027	27,137,905	3,734,300
2028	34,868,363	4,798,046
2029	11,670,406	1,605,901
Total	¥125,827,540	$17,314,445

Following is a reconciliation of income tax expense (benefit) at the effective rate to income tax at the calculated statutory rates:

	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US Dollars
Income tax (benefits) expenses calculated at PRC statutory rates	¥23,418,880	¥(15,364,513)	¥(12,858,953)	$(1,769,451)
Nondeductible expenses and others	263,655	539,247	427,969	58,890
Effect of tax rate differential	(24,061,020)	7,949,048	9,080,982	1,249,585
Benefit of revenue exempted from enterprise income tax	(1,799)	(18,814)	19,714	2,713
Change in valuation allowances	(233,590)	6,913,371	3,330,318	458,267
Income tax expenses (benefit)	¥(613,874)	¥18,339	¥30	$4

The Company’s income tax expense (benefit) is comprised of the following:

	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US Dollars
Current income tax provision	¥10,214	¥18,339	¥30	$4
Deferred income tax benefit	(624,088)	—	—	—
Expense (benefit) for income tax	¥(613,874)	¥18,339	¥30	$4